PAINEWEBBER TACTICAL ALLOCATION FUND


                                                                 April 14, 1998


Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Tactical Allocation Fund (the "Fund") for the six-month period ended February 28, 1998.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

[GRAPHIC]

  After an August selloff, the stock market quickly regained its footing in September when inflation came in lower than expected. The Asian markets imploded in October, causing a sharp selloff in equity markets worldwide. This event also caused a "flight to quality" into the U.S. Treasury bond market, and bonds rallied substantially. As events unfolded, investors refocused on the underlying strength of the U.S. economy and caused the stock market to stage a comeback in November.

  Volatility returned to the stock market in December as earnings estimates were revised downward. By the end of January, negative earnings reports stabilized when it became evident that the long-expected slowdown in corporate earnings growth would not be felt until later this year. The market hit a new high and continued to advance in February. As investors scrambled to buy into the rising market, they focused on the more liquid, large cap stocks.

  Sectors that fared poorly at end of 1997 turned in outstanding performances in early 1998. Technology stocks, consumer cyclicals such as department stores and auto supply companies, and certain transportation stocks -most notably airlines
- all rebounded sharply from year-end slumps. Consumer cyclicals responded to strong, steady consumer spending. Financials continued to do reasonably well. Energy stocks performed the worst as weakening economies in Asia drove down oil prices. Consumer nondurables, a traditional defensive sector, continued to lag.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

[GRAPHIC]

PERFORMANCE

  The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended February 28, 1998, without deducting sales charges, was 17.06% for Class A shares, 16.67% for Class B shares, 16.62% for Class C shares and 17.25% for Class Y shares.

  For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 11.78% for Class A shares, 11.67% for Class B shares, 15.62% for Class C shares and 17.25% for Class Y shares.

SEMIANNUAL REPORT

PAINEWEBBER TACTICAL ALLOCATION FUND
FUND PROFILE

-->  GOAL:
     Total return consisting of long-term capital appreciation and current income

-->  PORTFOLIO MANAGER:
     T. Kirkham Barneby,
     Mitchell Hutchins Asset
     Management Inc.

-->  TOTAL NET ASSETS:
     $1.0 billion as of
     February 28, 1998

-->  DIVIDEND PAYMENTS:
     Annually

SEMIANNUAL REPORT

PAINEWEBBER
TACTICAL
ALLOCATION
FUND

Top Five Sectors
as percent of net assets,
February 28, 1998*

Financial 17.2%

Technology 13.3%

Consumer Cyclical
13.0%

Health Care 12.6%

Consumer Non-Cyclical
10.5%

*Allocations subject
 to change

PORTFOLIO POSITIONING

  Management employs the Tactical Allocation Model (the "Model") to determine the Fund's asset mix between an equity portion designed to track the performance of the S&P 500 Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Model is a systematic, quantitative approach to calculate the risk premium -- the return advantage -- of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium
(BRP).

  Historically, the ERP has averaged about five percentage points per year. If the ERP is 5.5% or greater, the Fund is fully invested in stocks. If the ERP falls below the 5.5% hurdle rate, it indicates that the expected return of the stock market does not fully compensate investors for the expected risk of owning stocks. Therefore, some or all of the Fund's assets would be shifted to bonds or cash, depending on the bond risk premium.

  Historically, the BRP has averaged 0.5%. If this spread is 0.5% or greater, the fixed-income portion is invested in bonds; if the spread is less than 0.5%, the fixed income portion is allocated to cash (the 30-day Treasury bill). For every 0.5% that the ERP drops below 5.5%, the Model would signal that another 25% of the Fund's assets should be shifted out of stocks.

  The Fund's Model attempts to outperform the S&P 500 Index over the long term with less volatility by shifting assets between stocks and bonds or cash. Of course, as with all investment disciplines, there's no guarantee the Model will accurately anticipate significant shifts in the markets and correctly determine when to move into or out of stocks, bonds or cash.

  The Fund was fully invested in stocks included in the S&P 500 Index for over three years (from March 1, 1995 through March 31, 1998). During that period, the S&P 500 Index advanced 26.9% at an annual rate. On April 1, 1998, the first business day of the month, the Fund's Model calculated the ERP at 5.43%, below the 5.5% threshold. This decline triggered a shift in the Fund's allocation from a full investment in stocks to a 75% weighting in stocks. Since the BRP was less than 0.5%, the 25% reduction in stocks was allocated to cash (the 30-day Treasury bill).

  The ERP decline can be primarily attributed to appreciation in the stock market relative to short-term interest rates and to projected dividend growth. Put another way, given current short-term interest rates, as of April 1, 1998, the stock market is more fully valued than when the Fund's ERP was above 5.5%. Thus, the Model no longer views the equity market as having a high likelihood of producing significantly positive returns and causes the Fund's asset allocation to be more cautious.

PAINEWEBBER TACTICAL ALLOCATION FUND


SEMIANNUAL REPORT


OUTLOOK
--------------------------------------------------------------------------------

-->

  Of course, the ERP may shortly return to 5.5% or higher, requiring the Fund to be fully invested in stocks again or it could dip further into Treasury bills or change its non-stock allocation to Treasury notes. A further shift away from stocks would depend upon the stock market's reaction to continuing short-term interest rate moves, stock valuations and changes in dividend growth expectations.

  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

  For a quarterly Fund Profile on PaineWebber Tactical Allocation Fund or another fund in the PaineWebber Family of Funds(1), please contact your investment executive.




Sincerely,

/s/ MARGO N. ALEXANDER                  /s/ T. KIRKHAM BARNEBY

MARGO N. ALEXANDER                      T. KIRKHAM BARNEBY
President,                              Managing Director and Chief
Mitchell Hutchins                       Investment Officer--Quantitative
Asset Management Inc.                   Investments, Mitchell Hutchins
                                        Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 28, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.



(1)Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                                12 MONTHS          6 MONTHS
                                  02/28/98     08/31/97       02/28/97       ENDED 02/28/98     ENDED 02/28/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $25.69       $22.23       $ 19.45              33.79%             17.06%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      25.55        22.08         19.40              32.79              16.67
---------------------------------------------------------------------------------------------------------------
Class C Shares                      25.68        22.18         19.48              32.78              16.62
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $12.90       $ 13.49      $  0.0440         $   0.1980             6.48%
---------------------------------------------------------------------------------------------------------------
1994                                13.49         12.20         0.9720             0.2340            (0.59)
---------------------------------------------------------------------------------------------------------------
1995                                12.20         15.16         1.0555             0.2407            35.12
---------------------------------------------------------------------------------------------------------------
1996                                15.16         18.21         0.0811             0.1358            21.53
---------------------------------------------------------------------------------------------------------------
1997                                18.21         23.73         0.1769             0.1204            32.00
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   23.73         25.69          --                --                 8.26
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.3295      $   0.9289
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:       148.42%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------
                                                           CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96                   $15.54       $ 18.18      $  0.0811         $   0.0879            18.06%
---------------------------------------------------------------------------------------------------------------
1997                                18.18         23.63         0.1769             0.0116            31.05
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   23.63         25.55          --                --                 8.13
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 0.2580      $   0.0995
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:        67.29%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                  $12.00       $ 12.72      $  0.0020         $   0.0790             6.67%
---------------------------------------------------------------------------------------------------------------
1993                                12.72         13.51         0.0440             0.1340             7.64
---------------------------------------------------------------------------------------------------------------
1994                                13.51         12.23         0.9720             0.1300            (1.28)
---------------------------------------------------------------------------------------------------------------
1995                                12.23         15.20         1.0555             0.1259            34.09
---------------------------------------------------------------------------------------------------------------
1996                                15.20         18.26         0.0811             0.0008            20.66
---------------------------------------------------------------------------------------------------------------
1997                                18.26         23.75         0.1661             --                31.01
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   23.75         25.68          --                --                 8.13
---------------------------------------------------------------------------------------------------------------
                                                        Totals:  $ 2.3207      $   0.4697
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:       159.79%
---------------------------------------------------------------------------------------------------------------

 (1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)(CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                        % RETURN WITHOUT DEDUCTING                   % RETURN AFTER DEDUCTING
                                           MAXIMUM SALES CHARGE                        MAXIMUM SALES CHARGE
                                 ----------------------------------------    ----------------------------------------
                                                  CLASS                                       CLASS
                                 ----------------------------------------    ----------------------------------------
                                     A*          B**            C***             A*          B**            C***
---------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98          46.75%      45.62%       45.60  %           40.13%      40.62%       44.60  %
------------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/98               N/A         N/A        19.75                N/A         N/A        19.75
------------------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98                    21.65       29.63        19.26              20.50       28.60        19.26
------------------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended February 28, 1998 and since inception, May 10, 1993 through February 28, 1998, Class Y shares have a total return of 17.25% and 151.65%, respectively. For the year ended March 31, 1998, and since inception through March 31, 1998, Class Y shares have an average annual total return of 47.20% and 21.97%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                            FEBRUARY 28, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--100.22%
AGRICULTURE, FOOD & BEVERAGE--5.38%
       70,399    Archer-Daniels-Midland Co.....   $   1,579,578
       17,875    Bestfoods Co.*................       1,883,578
       57,200    Campbell Soup Co..............       3,321,175
       59,000    Conagra, Inc..................       1,770,000
       19,700    General Mills, Inc............       1,417,169
       45,750    Heinz, H. J. and Co.(1).......       2,576,297
       18,100    Hershey Foods Corp............       1,207,044
       51,300    Kellogg Co....................       2,186,662
      189,100    Pepsico, Inc..................       6,913,969
        8,400    Pioneer Hi-Bred International,
                   Inc.........................         871,500
       17,500    Quaker Oats Co................         942,812
       13,500    Ralston Purina Co.............       1,369,406
        8,300    Supervalue, Inc...............         395,288
       21,600    Sysco Corp....................       1,016,550
      309,500    The Coca-Cola Co..............      21,258,781
       80,400    Unilever N.V..................       5,170,725
       13,500    Whitman Corp..................         240,469
       14,700    Wrigley, Wm. Jr. Co...........       1,122,712
                                                  -------------
                                                     55,243,715
                                                  -------------
AIRLINES--0.39%
       11,400    AMR Corporation*..............       1,442,813
        9,300    Delta Air Lines, Inc..........       1,051,481
       27,600    Southwest Airlines Co.........         791,775
       11,500    USAir Group, Inc.*............         728,094
                                                  -------------
                                                      4,014,163
                                                  -------------
ALCOHOL--0.33%
       60,900    Anheuser-Busch Companies,
                   Inc.(1).....................       2,854,688
        9,600    Brown Forman Corp.............         532,800
                                                  -------------
                                                      3,387,488
                                                  -------------
APPAREL, RETAIL--0.54%
       50,650    Gap, Inc......................       2,263,422
        9,600    Harcourt General, Inc.........         518,400
       34,719    Limited, Inc..................       1,006,851
        9,900    Nordstrom, Inc................         567,703
       20,800    TJX Companies, Inc............         803,400
       17,400    Woolworth Corp.*..............         413,250
                                                  -------------
                                                      5,573,026
                                                  -------------
APPAREL, TEXTILES--0.66%
       10,100    Fruit of the Loom, Inc.*......         324,463
        8,900    Liz Claiborne, Inc............         445,000
       36,700    Nike Inc.(1)..................       1,610,212
        7,500    Reebok International Ltd.*....         233,906
       60,500    Sara Lee Corp.(1).............       3,418,250

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

APPAREL, TEXTILES (CONCLUDED)

       16,600    V. F. Corp....................   $     791,613
                                                  -------------
                                                      6,823,444
                                                  -------------
BANKS--8.51%
       80,928    Banc One Corp.(1).............       4,572,426
       87,100    BankAmerica Corp.(1)..........       6,750,250
       12,500    Bankers Trust New York
                   Corp........................       1,478,125
       18,500    Bank of Boston Corp...........       1,844,219
       47,900    Bank of New York Co. Inc......       2,805,144
       17,800    BB&T Corp.....................       1,104,713
       57,300    Citicorp......................       7,592,250
       13,800    Comerica, Inc.................       1,391,212
       25,200    Corestates Financial Corp.....       2,127,825
       19,900    Fifth Third Bancorp...........       1,572,100
       36,772    First Chicago Corp............       3,022,199
       79,270    First Union Corp..............       4,176,538
       34,416    Fleet Financial Group, Inc....       2,712,411
       25,500    Huntington Bancshares, Inc....         914,813
       22,500    J.P. Morgan & Co., Inc........       2,688,750
       28,040    KeyCorp.......................       1,964,552
       32,200    Mellon Bank Corp..............       2,006,462
       16,900    Mercantile Bancorporation,
                   Inc.........................         940,063
       27,600    National City Corp.(1)........       1,800,900
      117,935    NationsBank Corp..............       8,078,547
       95,600    Norwest Corp.(1)..............       3,913,625
       39,000    PNC Bank Corp.................       2,164,500
        7,500    Republic New York Corp........         907,500
       20,500    State Street Corp.............       1,267,156
       22,700    Summit Bancorp, Inc...........       1,127,906
       27,300    Suntrust Banks, Inc...........       2,013,375
       22,700    Synovus Financial Corp........         797,338
       52,720    The Chase Manhattan Corp......       6,540,575
       30,915    US Bancorp, Inc...............       3,557,157
       26,200    Wachovia Corp.................       2,082,900
       10,966    Wells Fargo and Co............       3,531,052
                                                  -------------
                                                     87,446,583
                                                  -------------
CHEMICALS--2.87%
       13,800    Air Products & Chemicals,
                   Inc.........................       1,158,337
        9,900    Ashland, Inc..................         551,306
       13,400    Avery Dennison Corp...........         676,700
       28,300    Dow Chemical Co...............       2,589,450
      141,200    DuPont (E.I.) de Nemours &
                   Co..........................       8,657,325
       10,300    Eastman Chemical Co...........         674,650
       19,450    Engelhard Corp................         352,531
        5,200    FMC Corp.*....................         376,350
        9,600    Goodrich, B.F. Co.............         475,800
        9,500    Grace, W.R. & Co..............         797,406
        8,100    Great Lakes Chemical Corp.....         393,863

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)
CHEMICALS (CONCLUDED)

       12,600    Hercules, Inc.................   $     608,738
       14,100    International Flavors and
                   Fragrances..................         648,600
        6,700    Kerr-Mcgee Corp...............         453,088
       74,500    Monsanto Co.(1)...............       3,790,187
       17,600    Morton International, Inc.....         581,900
       42,900    Occidental Petroleum Corp.....       1,096,631
       22,900    PPG Industries, Inc...........       1,484,206
       19,900    Praxair, Inc..................         951,469
        7,900    Rohm & Haas Co................         805,306
       22,500    Sherwin Williams Co...........         752,344
       22,000    Tenneco, Inc..................         904,750
       15,800    Union Carbide Corp............         733,713
                                                  -------------
                                                     29,514,650
                                                  -------------
COMPUTER HARDWARE--5.59%
       43,400    3Com Corp.*...................       1,551,550
       16,400    Apple Computer, Inc.*.........         387,450
       26,700    Bay Networks, Inc.*...........         904,463
       20,000    Cabletron Systems, Inc.*......         310,000
      126,150    Cisco Systems, Inc.*..........       8,310,131
      189,994    Compaq Computer Corp..........       6,091,683
        6,500    Data General Corp.*...........         134,063
       41,000    Dell Computer Corp.*..........       5,734,875
       18,700    Digital Equipment Corp.*......       1,064,731
       62,300    EMC Corp.*....................       2,382,975
      130,500    Hewlett-Packard Co............       8,743,500
      122,000    International Business
                   Machines....................      12,741,375
       36,700    Pitney Bowes, Inc.............       1,720,312
       30,900    Seagate Technology,
                   Inc.*(1)....................         751,256
       24,000    Silicon Graphics, Inc.*.......         361,500
       47,000    Sun Microsystems Inc.*........       2,238,375
       22,200    Unisys Corp.*.................         396,825
       40,900    Xerox Corp....................       3,627,319
                                                  -------------
                                                     57,452,383
                                                  -------------
COMPUTER SOFTWARE--3.39%
        9,200    Adobe Systems, Inc............         406,525
        6,200    Autodesk, Inc.................         293,725
       68,562    Computer Associates
                   International Inc...........       3,230,984
      302,500    Microsoft Corp.*..............      25,636,875
       44,500    Novell, Inc.*.................         467,945
      122,912    Oracle Systems Corp.*.........       3,026,708
       15,900    Parametric Technology
                   Corp.*......................         962,944
       19,200    Thermo Electron Corp.*........         787,200
                                                  -------------
                                                     34,812,906
                                                  -------------
CONSTRUCTION, REAL PROPERTY--0.24%
        6,000    Armstrong World Industries,
                   Inc.........................         471,000
        4,300    Centex Corp...................         314,169
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

CONSTRUCTION, REAL PROPERTY (CONCLUDED)

       11,000    Fluor Corp....................   $     517,688
       21,900    Masco Corp....................       1,190,812
                                                  -------------
                                                      2,493,669
                                                  -------------
CONSUMER DURABLES--0.12%
       12,400    Maytag Corp...................         558,000
        9,700    Whirlpool Corp................         648,081
                                                  -------------
                                                      1,206,081
                                                  -------------
DEFENSE/AEROSPACE--1.82%
       70,700    Allied-Signal, Inc............       3,009,169
      125,278    Boeing Co.....................       6,796,331
        8,500    General Dynamics Corp.........         737,375
       24,630    Lockheed Martin Corp..........       2,874,013
        8,700    Northrop Grumman Corp.........       1,209,300
       43,000    Raytheon Co.(1)...............       2,528,938
       20,900    Textron Inc...................       1,566,194
                                                  -------------
                                                     18,721,320
                                                  -------------
DIVERSIFIED RETAIL--2.41%
       27,500    Dayton Hudson Corp............       2,126,094
       14,300    Dillard Department Stores,
                   Inc.........................         509,437
       26,400    Federated Department Stores,
                   Inc.*.......................       1,237,500
       62,200    K Mart Corp.*.................         831,925
       29,200    May Department Stores Co......       1,773,900
        5,200    Mercantile Stores, Inc........         342,225
       31,300    Penney, J.C., Inc.(1).........       2,212,519
       49,100    Sears Roebuck & Co............       2,605,369
      282,300    Wal Mart Stores, Inc.(1)......      13,074,018
                                                  -------------
                                                     24,712,987
                                                  -------------
DRUGS & MEDICINE--7.92%
        9,000    Allergan, Inc.................         315,000
       10,900    Alza Corp.*...................         407,388
       81,400    American Home Products
                   Corp........................       7,631,250
       33,000    Amgen, Inc.*..................       1,753,125
      124,200    Bristol-Myers Squibb Co.(1)...      12,443,287
       13,900    Cardinal Health Inc...........       1,138,062
      138,960    Lilly, Eli & Co...............       9,145,305
      150,100    Merck & Co., Inc..............      19,147,131
      162,200    Pfizer, Inc...................      14,354,700
       63,690    Pharmacia & Upjohn Inc........       2,519,736
       91,900    Schering-Plough Corp..........       6,990,144
       13,300    Sigma Aldrich Corp............         525,350
       34,200    Warner Lambert Co.............       5,001,750
                                                  -------------
                                                     81,372,228
                                                  -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)

ELECTRIC UTILITIES--2.49%
       17,900    Ameren Corp...................   $     688,031
       24,000    American Electric Power,
                   Inc.........................       1,152,000
       19,600    Baltimore Gas & Electric
                   Co..........................         618,625
       19,000    Carolina Power & Light Co.....         793,250
       26,900    Central & South West Corp.....         721,256
       19,925    Cinergy Corp..................         693,639
       29,700    Consolidated Edison Co. of New
                   York, Inc...................       1,262,250
       23,600    Dominion Resources, Inc.......         941,050
       19,200    DTE Energy Co.................         705,600
       44,806    Duke Power Co.(1).............       2,489,533
       48,100    Edison International, Inc.....       1,328,762
       31,600    Entergy Corp..................         914,425
       30,000    Firstenergy Corp..............         868,125
       22,700    FPL Group, Inc................       1,318,019
       16,500    General Public Utilities
                   Corp........................         663,094
       35,794    Houston Industries, Inc.......         926,170
       10,100    Northern States Power Co......         554,869
       37,600    PacifiCorp....................         909,450
       29,800    PECO Energy Co................         588,550
       22,800    Pennsylvania Power & Light
                   Co..........................         510,150
       55,200    PG&E Corp.....................       1,666,350
       29,700    Public Service Enterprise
                   Group, Inc..................         957,825
       86,100    Southern Co...................       2,125,594
       31,052    Texas Utilities Co............       1,255,665
       28,300    Unicom Corp...................         907,369
                                                  -------------
                                                     25,559,651
                                                  -------------
ELECTRICAL EQUIPMENT--2.26%
       15,100    DSC Communications Corp.*.....         296,337
        9,800    Eaton Corp....................         941,412
       19,000    General Instrument Corp.*.....         317,062
       10,400    Harris Corp...................         527,150
       16,000    Honeywell, Inc................       1,268,000
       10,800    Johnson Controls, Inc.........         600,075
       10,700    KLA-Tencor Corp. *............         493,872
       80,480    Lucent Technologies Inc.(1)...       8,722,020
        5,800    Millipore Corp................         219,313
       74,700    Motorola Inc..................       4,164,525
       65,900    Northern Telecommunications
                   Ltd.........................       3,513,294
        6,100    Perkin Elmer Corp.............         446,444
        6,600    Tektronix, Inc................         294,525
       22,800    Tellabs, Inc.*................       1,376,550
                                                  -------------
                                                     23,180,579
                                                  -------------
ELECTRICAL POWER--4.01%
       27,784    AMP, Inc......................       1,227,705
       11,655    Andrew Corp.*.................         321,969
       15,400    Cooper Industries, Inc........         864,325
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

ELECTRICAL POWER (CONCLUDED)

       55,400    Emerson Electric Co...........   $   3,535,212
      409,900    General Electric Co...........      31,869,725
        6,900    General Signal Corp...........         280,313
        6,600    Grainger, W.W., Inc...........         638,963
       10,900    Raychem Corp..................         473,469
       26,400    Rockwell International
                   Corp........................       1,597,200
        7,300    Thomas & Betts Corp...........         413,819
                                                  -------------
                                                     41,222,700
                                                  -------------
ENERGY RESERVES & PRODUCTION--6.50%
       61,300    Amoco Corp.(1)................       5,210,500
        7,900    Anadarko Petroleum Corp.......         509,550
       12,700    Apache Corp...................         431,800
       40,500    Atlantic Richfield Co.........       3,148,875
       23,000    Burlington Resources, Inc.....       1,029,250
       82,600    Chevron Corp.(1)..............       6,700,925
      309,200    Exxon Corp....................      19,750,150
       98,700    Mobil Corp....................       7,149,581
       14,000    Oryx Energy Co.*..............         356,125
        6,500    Pennzoil Co...................         435,094
       33,700    Phillips Petroleum Co.........       1,651,300
      269,100    Royal Dutch Petroleum Co......      14,615,494
       68,800    Texaco, Inc...................       3,839,900
       32,936    Union Pacific Resources Group
                   Inc.........................         736,943
       31,500    Unocal Corp...................       1,187,156
                                                  -------------
                                                     66,752,643
                                                  -------------
ENTERTAINMENT--2.05%
       88,600    CBS Corp.*....................       2,741,062
       84,400    Disney, Walt Co...............       9,447,525
       10,100    King World Productions,
                   Inc.*.......................         269,544
       45,000    Seagram Co. Ltd...............       1,710,000
       70,300    Time Warner Inc...............       4,745,250
       44,549    Viacom, Inc., Class B*........       2,138,352
                                                  -------------
                                                     21,051,733
                                                  -------------
ENVIRONMENTAL SERVICES--0.30%
       24,800    Browning Ferris Industries,
                   Inc.........................         826,150
       43,900    Laidlaw Inc...................         644,781
        7,800    Safety Kleen Corp.............         209,138
       56,900    Waste Management Inc..........       1,422,500
                                                  -------------
                                                      3,102,569
                                                  -------------
FINANCIAL SERVICES--2.60%
       58,200    American Express Co...........       5,241,637
       21,200    AON Corp......................       1,268,025
        6,900    Beneficial Corp...............         814,200
       13,900    Countrywide Credit Industries,
                   Inc.........................         617,681

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONCLUDED)

       87,200    Federal Home Loan Mortgage
                   Corp........................   $   4,120,200
      132,300    Federal National Mortgage
                   Association.................       8,442,394
       17,300    Green Tree Financial Corp.....         396,819
       13,400    Household International,
                   Inc.........................       1,740,325
       21,100    Marsh & McLennan Companies,
                   Inc.........................       1,829,106
       63,000    MBNA Corp.....................       2,256,188
                                                  -------------
                                                     26,726,575
                                                  -------------
FOREST PRODUCTS, PAPER--1.32%
        7,300    Bemis, Inc....................         328,956
        7,900    Boise Cascade Corp............         263,169
       12,700    Champion International
                   Corp........................         648,494
       26,300    Fort James Corp...............       1,193,362
       11,900    Georgia-Pacific Corp..........         698,381
       16,900    Ikon Office Solutions Inc.....         552,419
       38,000    International Paper Co........       1,771,750
       69,420    Kimberly Clark Corp...........       3,865,826
       15,000    Louisiana Pacific Corp........         329,063
       13,900    Mead Corp.....................         475,206
       13,900    Stone Container Corp.*........         156,375
        7,700    Temple-Inland, Inc............         459,113
        9,300    Union Camp Corp...............         555,675
       14,700    Westvaco Corp.................         477,750
       25,500    Weyerhaeuser Co...............       1,273,406
       14,800    Willamette Industries, Inc....         546,675
                                                  -------------
                                                     13,595,620
                                                  -------------
FOOD RETAIL--0.49%
       31,100    Albertson's, Inc..............       1,455,869
       34,800    American Stores Co............         876,525
        8,900    Giant Food, Inc., Class A.....         323,181
       32,100    Kroger Co.*...................       1,356,225
       19,100    Winn Dixie Stores, Inc........       1,030,206
                                                  -------------
                                                      5,042,006
                                                  -------------
FREIGHT, AIR, SEA & LAND--0.12%
       18,600    FDX Corp.*....................       1,184,588
                                                  -------------
GAS UTILITY--0.23%
        7,700    Columbia Gas System, Inc......         587,607
       12,700    Consolidated Natural Gas
                   Co..........................         730,250
       12,900    Pacific Enterprises...........         468,431
       14,000    Sonat, Inc....................         603,750
                                                  -------------
                                                      2,390,038
                                                  -------------
HEAVY MACHINERY--0.61%
       13,000    Brunswick Corp................         412,750
        9,700    Case Corp.....................         631,106
       46,700    Caterpillar, Inc..............       2,550,987
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

HEAVY MACHINERY (CONCLUDED)

        5,200    Cummins Engine Co., Inc.......   $     300,950
       31,700    Deere & Co....................       1,779,162
        7,100    Harnischfeger Industries
                   Inc.........................         251,163
        7,500    McDermott International,
                   Inc.........................         295,313
                                                  -------------
                                                      6,221,431
                                                  -------------
HOTELS--0.29%
       13,050    Harrah's Entertainment
                   Inc.*.......................         274,866
       31,400    Hilton Hotels Corp............         936,112
       16,100    Marriott International,
                   Inc.........................       1,219,575
       22,500    Mirage Resorts, Inc.*.........         514,688
                                                  -------------
                                                      2,945,241
                                                  -------------
HOUSEHOLD PRODUCTS--2.94%
       16,700    Avon Products Inc.............       1,176,306
       13,300    Clorox Co.....................       1,167,075
       37,200    Colgate-Palmolive Co..........       3,020,175
       23,300    Fortune Brands Inc............         924,719
       70,200    Gillette Co.(1)...............       7,572,825
       20,900    Newell Co.....................         958,787
        7,700    Owens-Corning Fiberglass......         235,813
      168,500    Procter & Gamble Co...........      14,311,969
       19,900    Rubbermaid, Inc...............         577,100
        8,200    Tupperware Corp...............         220,375
                                                  -------------
                                                     30,165,144
                                                  -------------
INDUSTRIAL PARTS--1.05%
       12,400    Black & Decker Corp...........         624,650
        6,700    Crane Co......................         328,300
       28,500    Dover Corp....................       1,100,812
       23,950    Genuine Parts Co..............         886,150
       31,600    Illinois Tool Works, Inc......       1,894,025
       21,350    Ingersoll Rand Co.............       1,016,794
       17,766    Pall Corp.....................         371,976
       14,700    Parker-Hannifin Corp..........         685,387
        8,650    Snap-On, Inc..................         367,625
       11,900    Stanley Works.................         568,969
        9,200    Timken Co.....................         296,700
       29,300    United Technologies Corp......       2,616,856
                                                  -------------
                                                     10,758,244
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--0.45%
       99,321    Cendant Corp.*................       3,724,537
       17,200    Ecolab, Inc...................         495,575
       10,900    Ryder Systems, Inc............         399,894
                                                  -------------
                                                      4,620,006
                                                  -------------
INFORMATION & COMPUTER SERVICES--1.25%
       36,700    Automatic Data Processing,
                   Inc.(1).....................       2,240,994
       13,300    Block, H&R, Inc...............         625,931

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)
INFORMATION & COMPUTER SERVICES (CONCLUDED)

        9,800    Ceridian Corp.*...............   $     456,313
       20,600    Cognizant Corp................       1,028,712
        9,800    Computer Sciences Corp.*......       1,025,937
       12,600    Dow Jones & Co., Inc..........         647,325
       21,800    Dun & Bradstreet Corp.........         730,300
       19,200    Equifax Inc...................         690,000
       53,600    First Data Corp...............       1,822,400
       26,600    HBO & Co......................       1,439,725
       16,100    Interpublic Group Companies,
                   Inc.........................         877,450
       20,600    Omnicom Group.................         942,450
        3,400    Shared Medical System Corp....         259,888
                                                  -------------
                                                     12,787,425
                                                  -------------
LEISURE--0.50%
       40,600    Eastman Kodak Co..............       2,664,375
       16,200    Hasbro, Inc...................         588,263
       36,683    Mattel Inc....................       1,552,149
        6,000    Polaroid Corp.................         274,875
                                                  -------------
                                                      5,079,662
                                                  -------------
LIFE INSURANCE--1.06%
       18,697    Aetna Life & Casualty Co......       1,633,650
       30,388    American General Corp.(1).....       1,766,302
       23,600    Conseco Inc...................       1,107,725
        9,050    Jefferson-Pilot Corp..........         759,069
       13,000    Lincoln National Corp.........       1,088,750
       12,400    Providian Corp................         703,700
       24,550    SunAmerica Inc................       1,112,422
       17,900    Torchmark, Inc................         833,469
        8,200    Transamerica Corp.............         954,788
       17,500    UNUM Corp.....................         900,156
                                                  -------------
                                                     10,860,031
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--6.53%
       24,000    Alltel Corp...................       1,096,500
      137,000    Ameritech Corp................       5,711,188
      203,800    AT&T Corp.(1).................      12,406,325
       97,202    Bell Atlantic Corp............       8,723,879
      124,600    BellSouth Corp................       7,600,600
       21,500    Frontier Corp.................         595,281
      120,100    GTE Corp......................       6,500,413
       87,500    MCI Communications Corp.......       4,183,594
      114,751    SBC Communications, Inc.......       8,678,044
       54,200    Sprint Corp...................       3,577,200
       61,100    US West Communications
                   Group.......................       3,181,019
      127,200    WorldCom, Inc.*...............       4,857,450
                                                  -------------
                                                     67,111,493
                                                  -------------
MEDIA--0.56%
       12,500    Clear Channel
                   Communications*.............       1,132,812
       44,200    Comcast Corp., Class A
                   Special.....................       1,547,000
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

MEDIA (CONCLUDED)

       10,400    Scientific-Atlanta, Inc.......   $     182,000
       64,000    Tele-Communications, Inc.
                   Class A*....................       1,860,000
       15,900    Tribune Co....................       1,026,544
                                                  -------------
                                                      5,748,356
                                                  -------------
MEDICAL PRODUCTS--3.76%
       95,600    Abbott Laboratories...........       7,152,075
        7,700    Bard, C.R. Inc................         268,538
        7,500    Bausch & Lomb, Inc............         336,094
       35,200    Baxter International, Inc.....       1,993,200
       15,500    Becton, Dickinson & Co........         986,187
       14,600    Biomet, Inc...................         435,262
       24,400    Boston Scientific Corp.*(1)...       1,457,900
       18,600    Guidant Corp..................       1,356,637
      168,400    Johnson & Johnson.............      12,714,200
        9,800    Mallinckrodt Group, Inc.......         380,363
       58,700    Medtronic, Inc.(1)............       3,118,437
       50,700    Minnesota Mining &
                   Manufacturing Co.(1)........       4,325,344
       11,900    St. Jude Medical, Inc.........         434,350
       66,900    Tyco International Ltd........       3,395,175
        9,700    U.S. Surgical Corp............         297,063
                                                  -------------
                                                     38,650,825
                                                  -------------
MEDICAL PROVIDERS--0.94%
       81,127    Columbia/HCA Healthcare
                   Corp........................       2,200,570
       29,100    Corning, Inc..................       1,182,187
       49,500    HEALTHSOUTH Corp.*............       1,336,500
       21,200    Humana Inc.*..................         539,275
        8,700    Manor Care, Inc...............         326,794
       31,600    Service Corp. International...       1,196,850
       38,500    Tenet Healthcare Corp.*.......       1,436,531
       23,700    United Healthcare Corp........       1,438,294
                                                  -------------
                                                      9,657,001
                                                  -------------
MINING & METALS--0.74%
       30,200    Alcan Aluminum Ltd............         938,087
       21,900    Aluminum Co. of America.......       1,606,912
       16,700    Crown Cork & Seal, Inc........         901,800
       15,900    Cyprus Amax Minerals Co.......         260,363
       26,200    Freeport-McMoran Copper &
                   Gold, Inc...................         394,638
       23,000    Inco Ltd......................         406,813
       11,600    Nucor Corp....................         597,400
       18,400    Owens Illinois Inc.*..........         706,100
        8,000    Phelps Dodge Corp.............         508,000
       10,000    Reynolds Metals Co............         623,125
       12,200    USX-U.S. Steel Group, Inc.....         428,525
       14,200    Worthington Industries,
                   Inc.........................         243,175
                                                  -------------
                                                      7,614,938
                                                  -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)

MOTOR VEHICLES AND PARTS--2.25%
       83,100    Chrysler Corp.................   $   3,235,706
       10,800    Cooper Tire & Rubber Co.......         249,075
       13,900    DANA Corp.....................         758,419
        8,600    Echlin, Inc...................         434,838
      150,200    Ford Motor Co.................       8,495,687
       89,100    General Motors Corp...........       6,142,331
       19,900    Goodyear Tire & Rubber Co.....       1,375,588
       16,100    ITT Industries Inc............         551,425
       10,100    Navistar International
                   Corp.*......................         306,788
       10,030    Paccar, Inc...................         635,024
       16,100    TRW, Inc......................         882,481
                                                  -------------
                                                     23,067,362
                                                  -------------
OIL REFINING--0.68%
       12,400    Amerada Hess Corp.............         735,475
       13,800    Coastal Corp..................         878,025
       39,900    Enron Corp....................       1,875,300
        9,492    Sun Co., Inc..................         379,087
       36,200    USX-Marathon Group............       1,251,163
        7,200    Western Atlas, Inc.*..........         546,750
       40,700    Williams Companies, Inc.......       1,330,381
                                                  -------------
                                                      6,996,181
                                                  -------------
OIL SERVICES--0.82%
       21,500    Baker Hughes, Inc.............         880,156
       22,500    Dresser Industries, Inc.......       1,005,469
       33,200    Halliburton Co................       1,543,800
       11,400    Rowan Companies, Inc.*........         321,338
       61,900    Schlumberger Ltd..............       4,665,712
                                                  -------------
                                                      8,416,475
                                                  -------------
OTHER INSURANCE--2.94%
       53,442    Allstate Corp.................       4,983,466
       87,600    American International Group
                   Inc.........................      10,528,425
       21,400    Chubb Corp....................       1,707,987
        9,300    CIGNA Corp....................       1,776,300
        7,000    Cincinnati Financial Corp.....         945,000
        9,800    General Re Corp...............       2,087,400
       14,700    Hartford Financial Services
                   Group Inc...................       1,444,275
       14,700    Loews Corp....................       1,474,594
       12,400    MBIA Inc......................         907,525
       14,300    MGIC Investment Corp..........       1,053,731
       17,900    SAFECO Corp...................         938,631
       10,500    St. Paul Companies, Inc.......         930,563
        9,100    The Progressive Corp..........       1,054,463
       14,800    USF&G Corp....................         361,675
                                                  -------------
                                                     30,194,035
                                                  -------------
PRECIOUS METALS--0.21%
       48,800    Barrick Gold Corp.............         942,450
       22,300    Homestake Mining Co...........         223,000
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

PRECIOUS METALS (CONCLUDED)

       20,876    Newmont Mining Corp...........   $     604,099
       32,800    Placer Dome, Inc..............         422,300
                                                  -------------
                                                      2,191,849
                                                  -------------
PUBLISHING--0.72%
       10,100    American Greetings Corp.,
                   Class A.....................         460,813
       11,500    Deluxe Corp...................         391,719
       18,900    Donnelley, R.R. & Sons Co.....         748,912
       35,800    Gannett Inc...................       2,311,337
       11,000    Knight Ridder, Inc............         618,750
       12,700    McGraw-Hill Companies, Inc....         960,437
        7,400    Meredith Corp.................         317,738
       12,300    New York Times Co., Class A...         804,881
       11,800    Times Mirror Co...............         726,438
                                                  -------------
                                                      7,341,025
                                                  -------------
RAILROADS--0.65%
       19,522    Burlington Northern Santa Fe,
                   Inc.........................       1,944,879
       27,200    CSX Corp......................       1,521,500
       47,600    Norfolk Southern Corp.........       1,639,225
       31,100    Union Pacific Corp............       1,586,100
                                                  -------------
                                                      6,691,704
                                                  -------------
RESTAURANTS--0.58%
       20,900    Darden Restaurants, Inc.......         282,150
       86,100    McDonalds Corp................       4,713,975
       19,820    Tricon Global Restaurants
                   Inc.*.......................         562,393
       17,500    Wendy's International, Inc....         379,531
                                                  -------------
                                                      5,938,049
                                                  -------------
SECURITIES & ASSET MANAGEMENT--1.77%
       33,500    Charles Schwab Corp...........       1,264,625
       12,800    Lehman Brothers Holdings
                   Inc.........................         807,200
       41,800    Merrill Lynch & Co., Inc......       2,991,312
       74,000    Morgan Stanley, Dean Witter,
                   Discover & Co...............       5,156,875
      143,577    Travelers Group Inc...........       8,004,418
                                                  -------------
                                                     18,224,430
                                                  -------------
SEMICONDUCTOR--2.50%
       17,900    Advanced Micro Devices,
                   Inc.*.......................         419,531
       22,780    Allegheny Teldyne, Inc........         617,907
       45,700    Applied Materials, Inc.*......       1,682,331
      204,800    Intel Corp....................      18,368,000
       17,800    LSI Logic Corp.*..............         421,638
       26,600    Micron Technology, Inc........         882,787
       20,500    National Semiconductor
                   Corp.*......................         489,438
       48,800    Texas Instruments, Inc........       2,824,300
                                                  -------------
                                                     25,705,932
                                                  -------------

PAINEWEBBER TACTICAL ALLOCATION FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONCLUDED)

SPECIALTY RETAIL--1.63%
       19,400    Autozone Inc.*................   $     586,850
       12,700    Circuit City Stores, Inc......         490,538
       13,700    Consolidated Stores Corp.*....         563,413
       26,708    Costco Companies, Inc.*.......       1,305,353
       21,800    CVS Corp......................       1,614,562
       91,800    Home Depot, Inc...............       5,857,987
       22,000    Lowe's Companies Inc..........       1,285,625
        8,500    Pep Boys-Manny, Moe & Jack....         217,813
       31,600    Rite Aid Corp.................       1,023,050
       13,300    Tandy Corp....................         591,850
       36,000    Toys R Us, Inc.*..............         945,000
       62,100    Walgreen Co...................       2,278,294
                                                  -------------
                                                     16,760,335
                                                  -------------
THRIFT--0.36%
       14,800    Ahmanson, H F & Co............         924,075
        7,200    Golden West Financial Corp....         642,600
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

THRIFT (CONCLUDED)

       31,730    Washington Mutual, Inc........   $   2,129,876
                                                  -------------
                                                      3,696,551
                                                  -------------
TOBACCO--1.37%
      303,800    Phillip Morris Cos. Inc.......      13,196,350
       23,600    UST, Inc......................         836,325
                                                  -------------
                                                     14,032,675
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.52%
       63,100    Airtouch Communications,
                   Inc.*.......................       2,835,556
       76,600    US West Media Group*..........       2,465,563
                                                  -------------
                                                      5,301,119
                                                  -------------
Total Common Stocks (cost--$795,486,026).......   1,029,360,864
                                                  -------------

PRINCIPAL
 AMOUNT                                                              MATURITY           INTEREST
  (000)                                                                DATE               RATE
---------                                                      --------------------  --------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--7.31%
REPURCHASE AGREEMENT--1.49%
 $15,326   Repurchase agreement dated 02/27/98 with Union
             Bank of Switzerland, collateralized by
             $15,233,000 U.S. Treasury Notes, 6.000% due
             09/30/98 (value-$15,632,866); proceeds:
             $15,333,178 (cost-$15,326,000)..................        03/02/98            5.620%             15,326,000
                                                                                                      ----------------

NUMBER OF
 SHARES
---------
MONEY MARKET FUNDS--5.82%
21,504,871 Prime Portfolio...................................                                               21,504,871
  351,131  TempFund Portfolio................................                                                  351,131
37,911,363 Liquid Assets Portfolio...........................                                               37,911,363
      836  TempCash Portfolio................................                                                      836
                                                                                                      ----------------
Total Money Market Funds (cost--$59,768,201).................                                               59,768,201
                                                                                                      ----------------
Total Investments of Cash Collateral for Securities Loaned
  (cost--$75,094,201)........................................                                               75,094,201
                                                                                                      ----------------
Total Investments (cost--$870,580,227)--107.53%..............                                            1,104,455,065
Liabilities in excess of other assets--(7.53)%...............                                              (77,296,658)
                                                                                                      ----------------
Net Assets--100.00%..........................................                                         $  1,027,158,407
                                                                                                      ----------------
                                                                                                      ----------------

-----------------

*          Non-Income producing security
(1)        Security, or portion thereof, was on loan at February 28, 1998.

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES                 FEBRUARY 28, 1998(UNAUDITED)

ASSETS
Investments in securities, at value (cost--$870,580,227)....   $1,104,455,065
Receivable for shares of beneficial interest sold...........        9,477,039
Dividends and interest receivable...........................        1,935,610
Deferred organizational expenses............................            1,927
Other assets................................................           57,786
                                                               --------------
Total assets................................................    1,115,927,427
                                                               --------------

LIABILITIES
Collateral for securities loaned............................       75,094,201
Payable for investments purchased...........................        5,790,527
Due to custodian............................................        3,638,696
Payable for shares of beneficial interest repurchased.......        1,898,847
Payable to affiliate........................................        1,862,260
Accrued expenses and other liabilities......................          484,489
                                                               --------------
Total liabilities...........................................       88,769,020
                                                               --------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................      792,491,132
Undistributed net investment income.........................          183,568
Accumulated net realized gains from investment
  transactions..............................................          608,869
Net unrealized appreciation of investments..................      233,874,838
                                                               --------------
Net assets..................................................   $1,027,158,407
                                                               --------------
                                                               --------------

CLASS A:
Net assets..................................................   $  273,038,346
                                                               --------------
Shares outstanding..........................................       10,626,893
                                                               --------------
Net asset value and redemption value per share..............           $25.69
                                                               --------------
                                                               --------------
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................           $26.90
                                                               --------------
                                                               --------------

CLASS B:
Net assets..................................................   $  367,888,208
                                                               --------------
Shares outstanding..........................................       14,401,301
                                                               --------------
Net asset value and offering price per share................           $25.55
                                                               --------------
                                                               --------------

CLASS C:
Net assets..................................................   $  327,698,720
                                                               --------------
Shares outstanding..........................................       12,759,619
                                                               --------------
Net asset value and offering price per share................           $25.68
                                                               --------------
                                                               --------------

CLASS Y:
Net assets..................................................   $   58,533,133
                                                               --------------
Shares outstanding..........................................        2,268,600
                                                               --------------
Net asset value, offering price and redemption value per
  share.....................................................           $25.80
                                                               --------------
                                                               --------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS

                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                               FEBRUARY 28,
                                                                   1998
                                                                (UNAUDITED)
                                                               -------------
INVESTMENT INCOME:
Dividends and interest......................................   $  6,824,484
                                                               -------------
EXPENSES:
Investment advisory and administration......................      2,057,023
Service fees--Class A.......................................        261,410
Service and distribution fees--Class B......................      1,483,380
Service and distribution fees--Class C......................      1,359,419
Transfer agency.............................................        259,504
Custody and accounting......................................        246,843
Reports and notices to shareholders.........................        127,893
Federal and state registration..............................        126,213
Legal and audit.............................................         81,378
Interest expense............................................         48,268
Amortization of organizational expenses.....................          4,982
Trustees' fees..............................................          6,750
Other expenses..............................................         78,849
                                                               -------------
                                                                  6,141,912
                                                               -------------
NET INVESTMENT INCOME.......................................        682,572
                                                               -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gain from investment transactions..............      1,161,411
Net change in unrealized appreciation/depreciation of
  investments...............................................    130,952,854
                                                               -------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................    132,114,265
                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $132,796,837
                                                               -------------
                                                               -------------

                 See accompanying notes to financial statements

PAINEWEBBER TACTICAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                FEBRUARY 28,       FOR THE YEAR
                                                                    1998           ENDED AUGUST
                                                                 (UNAUDITED)         31, 1997
                                                               ---------------    ---------------
FROM OPERATIONS:
Net investment income.......................................   $      682,572     $    1,298,142
Net realized gains from investment transactions.............        1,161,411          6,528,545
Net change in unrealized appreciation/depreciation of
  investments...............................................      130,952,854         86,240,937
                                                               ---------------    ---------------
Net increase in net assets resulting from operations........      132,796,837         94,067,624
                                                               ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A..............................       (1,100,266)          (334,066)
Net investment income--Class B..............................         (149,598)          (260,230)
Net investment income--Class C..............................         --                   (4,451)
Net investment income--Class Y..............................         (333,893)          (118,419)
Net realized gains from investment transactions--Class A....       (1,616,587)          (199,505)
Net realized gains from investment transactions--Class B....       (2,281,367)          (240,097)
Net realized gains from investment transactions--Class C....       (1,955,927)          (451,261)
Net realized gains from investment transactions--Class Y....         (357,325)           (64,412)
                                                               ---------------    ---------------
Total dividends and distributions to shareholders...........       (7,794,963)        (1,672,441)
                                                               ---------------    ---------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................      311,963,560        550,623,261
Cost of shares repurchased..................................      (97,346,337)      (102,944,924)
Proceeds from dividends reinvested..........................        7,433,176          1,553,373
                                                               ---------------    ---------------

Net increase in net assets from beneficial interest
  transactions..............................................      222,050,399        449,231,710
                                                               ---------------    ---------------

Net increase in net assets..................................      347,052,273        541,626,893

NET ASSETS:
Beginning of period.........................................      680,106,134        138,479,241
                                                               ---------------    ---------------
End of period (including undistributed net investment of
  income of $183,568 and
  $1,084,753, respectively).................................   $1,027,158,407     $  680,106,134
                                                               ---------------    ---------------
                                                               ---------------    ---------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and have been amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

  Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B, and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 28, 1998, the Fund owed Mitchell Hutchins $746,617 in investment advisory and administration fees.

  For the six months ended February 28, 1998, the Fund paid $4,612 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 1998, the Fund owed Mitchell Hutchins $1,115,643 in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 28, 1998, it earned $1,689,426 in sales charges.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended February 28, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 58% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SECURITY LENDING

  The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $15,756 in compensation in that capacity from the Fund for the six months ended February 28, 1998. At February 28, 1998, the Fund owed PaineWebber $2,502 in compensation.

  As of February 28, 1998, the Fund held cash and/or cash equivalents having an aggregate value of $75,094,201 as collateral for portfolio securities loaned having a market value of $73,062,313.

BANK LINES OF CREDIT

  The Fund may borrow up to $10 million under a short-term unsecured line of credit ("Line of Credit") and may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for, temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

  Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 1998, the Fund did not borrow under the Facility and had an average daily amount of borrowing outstanding under the Line of Credit arrangement of $1,495,511 with a related weighted average annualized interest rate of 6.34%.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at February 28, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At February 28, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)...............................................................   $ 242,020,507
Gross depreciation (investments having an excess of cost over
  value)..............................................................      (8,145,669)
                                                                         -------------
Net unrealized appreciation of investments............................   $ 233,874,838
                                                                         -------------
                                                                         -------------

  For the six months ended February 28, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.............................................................   $ 225,321,369
Sales.................................................................   $   8,462,458

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

  The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         CLASS A                    CLASS B                    CLASS C
                                -------------------------  -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------  -----------  ------------
Six months ended February 28,
  1998:
Shares sold...................    3,933,981  $ 93,775,589    4,720,609  $111,133,101    3,349,841  $ 79,277,001
Shares repurchased............   (1,512,487)  (35,891,999)    (864,447)  (20,306,882)  (1,179,829)  (27,892,018)
Shares converted from Class B
  to Class A..................      411,507     9,994,092     (414,657)   (9,994,092)     --            --
Dividends reinvested..........      111,953     2,570,453       99,977     2,285,483       82,162     1,888,083
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    2,944,954  $ 70,448,135    3,541,482  $ 83,117,610    2,252,174  $ 53,273,066
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------
Year ended August 31, 1997:
Shares sold...................    8,395,445  $168,990,356   10,195,130  $207,328,762    7,474,383  $151,185,931
Shares repurchased............   (2,197,019)  (44,557,135)  (1,127,432)  (22,990,205)  (1,559,610)  (31,328,880)
Dividends reinvested..........       25,482       470,393       25,089       462,390       23,737       439,368
                                -----------  ------------  -----------  ------------  -----------  ------------
Net increase..................    6,223,908  $124,903,614    9,092,787  $184,800,947    5,938,510  $120,296,419
                                -----------  ------------  -----------  ------------  -----------  ------------
                                -----------  ------------  -----------  ------------  -----------  ------------

                                         CLASS Y
                                -------------------------
                                  SHARES        AMOUNT
                                -----------  ------------
Six months ended February 28,
  1998:
Shares sold...................    1,166,501  $ 27,777,869
Shares repurchased............     (560,915)  (13,255,438)
Shares converted from Class B
  to Class A..................      --            --
Dividends reinvested..........       29,898       689,157
                                -----------  ------------
Net increase..................      635,484  $ 15,211,588
                                -----------  ------------
                                -----------  ------------
Year ended August 31, 1997:
Shares sold...................    1,018,316  $ 23,118,212
Shares repurchased............     (185,400)   (4,068,704)
Dividends reinvested..........        9,790       181,222
                                -----------  ------------
Net increase..................      842,706  $ 19,230,730
                                -----------  ------------
                                -----------  ------------

PAINEWEBBER TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                      CLASS A                                  CLASS B
                                          ---------------------------------------------------------------   -------------
                                          FOR THE SIX                                          FOR THE       FOR THE SIX
                                             MONTHS                                             PERIOD         MONTHS
                                             ENDED                 FOR THE YEARS               MAY 10,          ENDED
                                          FEBRUARY 28,            ENDED AUGUST 31,             1993+ TO     FEBRUARY 28,
                                              1998       ----------------------------------   AUGUST 31,        1998
                                          (UNAUDITED)      1997      1996    1995**   1994       1993        (UNAUDITED)
                                          ------------   --------  --------  ------  ------  ------------   -------------
Net asset value, beginning of period....    $  22.23     $  16.15  $  14.86  $13.78  $13.50     $12.90        $  22.08
                                          ------------   --------  --------  ------  ------     ------      -------------
Net investment income (loss)............        0.07         0.18@     0.18    0.22    0.24       0.08           (0.01)
Net realized and unrealized gains from
  investments...........................        3.69         6.12@     2.31    2.05    0.32       0.59            3.67
                                          ------------   --------  --------  ------  ------     ------      -------------
Net increase from investment
  operations............................        3.76         6.30      2.49    2.27    0.56       0.67            3.66
                                          ------------   --------  --------  ------  ------     ------      -------------
Dividends from net investment income....       (0.12)       (0.14)    (0.14)  (0.22)  (0.24)     (0.07)          (0.01)
Distributions from net
  realized gains from
  investment transactions...............       (0.18)       (0.08)    (1.06)  (0.97)  (0.04)    --               (0.18)
                                          ------------   --------  --------  ------  ------     ------      -------------
Total dividends and distributions to
  shareholders..........................       (0.30)       (0.22)    (1.20)  (1.19)  (0.28)     (0.07)          (0.19)
                                          ------------   --------  --------  ------  ------     ------      -------------
Net asset value, end of period..........    $  25.69     $  22.23  $  16.15  $14.86  $13.78     $13.50        $  25.55
                                          ------------   --------  --------  ------  ------     ------      -------------
                                          ------------   --------  --------  ------  ------     ------      -------------
Total investment return(1)..............       17.06%       39.26%    17.35%  18.43%   4.21%      5.17%          16.67%
                                          ------------   --------  --------  ------  ------     ------      -------------
                                          ------------   --------  --------  ------  ------     ------      -------------
Ratios/supplemental data:
Net assets, end of period (000's).......    $273,038     $170,759  $ 23,551  $1,944  $1,801     $3,007        $367,888
Expenses to average net assets..........        0.99%*       0.99%     1.17%   1.46%   1.13%      1.06%*          1.75%*
Net investment income (loss) to average
  net assets............................        0.67%*       0.88%     1.12%   1.60%   1.64%      1.71%*         (0.09)%*
Portfolio turnover rate.................           1%           6%        6%     53%      4%         0%              1%
Average commission rate paid(2).........     $0.0207      $0.0250   $0.0250    --      --       --             $0.0207


                                                           FOR THE
                                                           PERIOD
                                          FOR THE YEAR   JANUARY 30,
                                             ENDED        1996+ TO
                                           AUGUST 31,    AUGUST 31,
                                              1997          1996
                                          ------------   -----------
Net asset value, beginning of period....    $  16.13       $ 15.54
                                          ------------   -----------
Net investment income (loss)............        0.03@         0.02
Net realized and unrealized gains from
  investments...........................        6.09@         0.57
                                          ------------   -----------
Net increase from investment
  operations............................        6.12          0.59
                                          ------------   -----------
Dividends from net investment income....       (0.09)       --
Distributions from net
  realized gains from
  investment transactions...............       (0.08)       --
                                          ------------   -----------
Total dividends and distributions to
  shareholders..........................       (0.17)       --
                                          ------------   -----------
Net asset value, end of period..........    $  22.08       $ 16.13
                                          ------------   -----------
                                          ------------   -----------
Total investment return(1)..............       38.14%         3.80%
                                          ------------   -----------
                                          ------------   -----------
Ratios/supplemental data:
Net assets, end of period (000's).......    $239,836       $28,495
Expenses to average net assets..........        1.74%         1.84%*
Net investment income (loss) to average
  net assets............................        0.13%         0.47%*
Portfolio turnover rate.................           6%            6%
Average commission rate paid(2).........     $0.0250       $0.0250

-----------------

 +   Commencement of issuance of shares

 *   Annualized

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

 @   Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                                     CLASS C
                                          -------------------------------------------------------------
                                           FOR THE SIX
                                             MONTHS
                                              ENDED                       FOR THE YEARS
                                          FEBRUARY 28,                  ENDED AUGUST 31,
                                              1998        ---------------------------------------------
                                           (UNAUDITED)      1997     1996    1995**    1994      1993
                                          -------------   --------  -------  -------  -------  --------
Net asset value, beginning of period....    $  22.18      $  16.12  $ 14.87  $ 13.78  $ 13.49  $  12.12
                                          -------------   --------  -------  -------  -------  --------
Net investment income (loss)............       (0.01)         0.03@    0.06     0.12     0.13      0.18
Net realized and unrealized gains from
  investments...........................        3.68          6.11@    2.32     2.06     0.33      1.34
                                          -------------   --------  -------  -------  -------  --------
Net increase from investment
  operations............................        3.67          6.14     2.38     2.18     0.46      1.52
                                          -------------   --------  -------  -------  -------  --------
Dividends from net investment income....      --             --       (0.07)   (0.12)   (0.13)    (0.15)
Distributions from net
  realized gains from
  investment transactions...............       (0.17)        (0.08)   (1.06)   (0.97)   (0.04)    --
                                          -------------   --------  -------  -------  -------  --------
Total dividends and distributions to
  shareholders..........................       (0.17)        (0.08)   (1.13)   (1.09)   (0.17)    (0.15)
                                          -------------   --------  -------  -------  -------  --------
Net asset value, end of period..........    $  25.68      $  22.18  $ 16.12  $ 14.87  $ 13.78  $  13.49
                                          -------------   --------  -------  -------  -------  --------
                                          -------------   --------  -------  -------  -------  --------
Total investment return(1)..............       16.62%        38.20%   16.52%   17.57%    3.46%    12.61%
                                          -------------   --------  -------  -------  -------  --------
                                          -------------   --------  -------  -------  -------  --------
Ratios/supplemental data:
Net assets, end of period (000's).......    $327,699      $233,044  $73,630  $48,105  $62,970  $107,761
Expenses to average net assets..........        1.73%         1.75%    1.95%    2.22%    1.88%     1.73%
Net investment income (loss) to average
  net assets............................       (0.07)%*       0.14%    0.35%    0.86%    0.89%     1.04%
Portfolio turnover rate.................           1%            6%       6%      53%       4%        0%
Average commission rate paid(2).........     $0.0207       $0.0250  $0.0250    --       --        --

                                                                   CLASS Y
                                          ---------------------------------------------------------
                                                                                           FOR THE
                                          FOR THE SIX                                       PERIOD
                                             MONTHS               FOR THE YEARS            MAY 10,
                                             ENDED                    ENDED                1993+ TO
                                          FEBRUARY 28,              AUGUST 31,              AUGUST
                                              1998       --------------------------------    31,
                                          (UNAUDITED)     1997     1996    1995**   1994     1993
                                          ------------   -------  -------  ------  ------  --------
Net asset value, beginning of period....     $ 22.33     $ 16.20  $ 14.88  $13.79  $13.52  $12.90
                                          ------------   -------  -------  ------  ------  --------
Net investment income (loss)............        0.09        0.23@    0.30    0.23    0.25    0.09
Net realized and unrealized gains from
  investments...........................        3.73        6.13@    2.24    2.09    0.33    0.60
                                          ------------   -------  -------  ------  ------  --------
Net increase from investment
  operations............................        3.82        6.36     2.54    2.32    0.58    0.69
                                          ------------   -------  -------  ------  ------  --------
Dividends from net investment income....       (0.17)      (0.15)   (0.16)  (0.26)  (0.27)  (0.07)
Distributions from net
  realized gains from
  investment transactions...............       (0.18)      (0.08)   (1.06)  (0.97)  (0.04)   --
                                          ------------   -------  -------  ------  ------  --------
Total dividends and distributions to
  shareholders..........................       (0.35)      (0.23)   (1.22)  (1.23)  (0.31)  (0.07)
                                          ------------   -------  -------  ------  ------  --------
Net asset value, end of period..........     $ 25.80     $ 22.33  $ 16.20  $14.88  $13.79  $13.52
                                          ------------   -------  -------  ------  ------  --------
                                          ------------   -------  -------  ------  ------  --------
Total investment return(1)..............       17.25%      39.55%   17.70%  18.79%   4.41%   5.30%
                                          ------------   -------  -------  ------  ------  --------
                                          ------------   -------  -------  ------  ------  --------
Ratios/supplemental data:
Net assets, end of period (000's).......     $58,533     $36,467  $12,803  $2,506  $3,880  $3,379
Expenses to average net assets..........        0.69%*      0.74%    0.95%   1.23%   0.88%   0.81%*
Net investment income (loss) to average
  net assets............................        0.98%*      1.16%    1.38%   1.86%   1.90%   1.96%*
Portfolio turnover rate.................           1%          6%       6%     53%      4%      0%
Average commission rate paid(2).........     $0.0207     $0.0250  $0.0250    --      --      --

-----------------

 +   Commencement of issuance of shares

 *   Annualized

** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

 @   Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.                  Mary C. Farrell

CHAIRMAN                                Meyer Feldberg

Margo N. Alexander                      George W. Gowen

Richard Q. Armstrong                    Frederic V. Malek

Richard R. Burt                         Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander                      Paul H. Schubert

PRESIDENT                               VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                   T. Kirkham Barneby

VICE PRESIDENT                          VICE PRESIDENT

Dianne E. O'Donnell

VICE PRESIDENT AND SECRETARY

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREOF.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

/ /  High Income Fund
/ /  Investment Grade Income Fund
/ /  Low Duration U.S. Government Income Fund
/ /  Strategic Income Fund
/ /  U.S. Government Income Fund

TAX-FREE BOND FUNDS

/ /  California Tax-Free Income Fund
/ /  Municipal High Income Fund
/ /  National Tax-Free Income Fund
/ /  New York Tax-Free Income Fund

STOCK FUNDS

/ /  Financial Services Growth Fund
/ /  Growth Fund
/ /  Growth and Income Fund
/ /  Mid Cap Fund
/ /  Small Cap Fund
/ /  S&P 500 Index Fund
/ /  Utility Income Fund

ASSET ALLOCATION FUNDS

/ /  Balanced Fund
/ /  Tactical Allocation Fund

GLOBAL FUNDS

/ /  Asia Pacific Growth Fund
/ /  Emerging Markets Equity Fund
/ /  Global Equity Fund
/ /  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

/ /  Aggressive Portfolio
/ /  Moderate Portfolio
/ /  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


SEMIANNUAL REPORT


TACTICAL
ALLOCATION FUND


-C-1998 PaineWebber Incorporated

Member SIPC



FEBRUARY 28, 1998